Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, shares authorized		200,000,000	200,000,000
Common stock, par value		$ 0.00001	$ 0.00001
Common stock, shares issued		56,433,333	56,433,333
Common stock, shares outstanding		56,433,333	56,433,333
Preferred stock, shares authorized		100,000,000	100,000,000
Preferred stock, par value		$ 0.00001	$ 0.00001
Preferred stock, shares issued		0	0
Preferred Stock, Shares Outstanding		0	0
Unaudited Interim [Member]
Accounts receivable - net allowance
Common stock, shares authorized	200,000,000	200,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares issued	67,397,975	67,397,975
Unaudited Interim [Member] | Series A Preferred Stock
Preferred stock, shares authorized	5,000,000
Preferred stock, par value	$ 0.00001
Preferred stock, shares issued	2,666,668
Unaudited Interim [Member] | Series B Preferred Stock
Preferred stock, shares authorized	5,000,000
Preferred stock, par value	$ 0.00001
Preferred stock, shares issued	1,000,002